Revenue	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Notes and other explanatory information [abstract]
Revenue

12. Revenue

The Company derives its revenue principally from wholesale and retail sales of chemical free, non-GMO, sustainable edible oils and products derived from oilseeds. The Company derives revenue from the transfer of goods at a point in time. The table below shows the Company’s revenue disaggregated by product type.

	Three Months Ended 31 December
	2024	2023
	AUD$	AUD$

Wholesale oils	$2,346,987	$3,057,273
High protein meals	2,836,170	3,264,452
Other sales	43,439	123,143
Retail oils	5,178,255	3,507,595
Total revenues	$10,404,851	$9,952,463

	Six Months Ended 31 December
	2024	2023
	AUD$	AUD$

Wholesale oils	$4,436,210	$6,212,808
High protein meals	5,346,643	5,957,922
Toll crushing service	-	222,095
Seeds	-	23,490
Other sales	68,416	200,271
Retail oils	10,882,447	7,074,349
Total revenues	$20,733,716	$19,690,935

16 Revenue

The Company derives its revenue principally from wholesale and retail sales of chemical free, non-GMO, sustainable edible oils and products derived from oilseeds. The Company derives revenue from the transfer of goods at a point in time. The table below shows the Company’s revenue disaggregated by product type.

	Year Ended June 30,
	2024	2023
		Restated
Wholesale oils	$11,481,072	$20,451,942
Hype protein meals	9,175,505	5,577,709
Toll crushing service	222,095	2,156,827
Seeds	-	664,000
Other sales	291,351	198,867
Retail oils	12,557,199	-
Total revenues	$33,727,222	$29,049,345